Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 8,476,554	$ 66,080,673	$ 74,930,388	$ 68,196,877
Cost of revenue	(1,439,555)	(11,222,341)	(14,110,240)	(12,741,130)
Gross profit	7,036,999	54,858,332	60,820,148	55,455,747
Operating expenses
Selling and marketing expenses	(3,453,747)	(26,924,375)	(11,797,806)	(10,411,605)
General and administrative expenses	(6,776,837)	(52,830,184)	(38,042,814)	(32,813,729)
Total operating expenses	(10,230,584)	(79,754,559)	(49,840,620)	(43,225,334)
Income from operation	(3,193,585)	(24,896,227)	10,979,528	12,230,413
Other income (expense)
Interest income	5,975	46,577	191,864	88,440
Other income	118,174	921,250	114,672	565,930
Interest expenses	(57,359)	(447,153)	(867,337)	(825,037)
Total other expenses, net	66,790	520,674	(560,801)	(170,667)
Income before provision for income taxes	(3,126,795)	(24,375,553)	10,418,727	12,059,746
Income tax expenses	419,029	3,266,625	(1,522,432)	(1,804,326)
Net income	(2,707,766)	(21,108,928)	8,896,295	10,255,420
Total comprehensive income	$ (2,707,766)	$ (21,108,928)	$ 8,896,295	$ 10,255,420
Net income (loss) per share - basic | (per share)	$ (0.12)	$ (0.97)	$ 0.42	$ 0.49
Net income (loss) per share - diluted | (per share)	$ (0.12)	$ (0.97)	$ 0.42	$ 0.49
Weighted average shares outstanding used in calculating basic net income per share	21,683,699	21,683,699	21,000,000	21,000,000
Weighted average shares outstanding used in calculating diluted net income per share	21,683,699	21,683,699	21,000,000	21,000,000